Share-based payments	3 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
The Group has granted BCEs, BSAs and free shares (attributions gratuities d’actions, or “AGAs”). These plans qualify as “equity settled” under IFRS 2. The Group does not have any obligation to purchase these instruments in the event of departure or if a specific event does not occur.
BCEs
The following tables summarize the data relating to BCEs:

GRANT DA TE	TYPE	TOTAL NUMBER OF BCEs ISSUED	NUMBER OF BCEs OUTSTAND ING AS OF JANUARY 1, 2025	NUMBER OF ISSUED BCEs	NUMBER OF LAPSED BCEs	NUMBER OF EXERCISE D BCEs	NUMBER OF BCEs OUTSTAND ING	NUMBER OF BCEs EXERCISA BLE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIO NS ARE MET
				FOR THE THREE MONTHS ENDED MARCH 31, 2025			AS OF MARCH 31, 2025
	Total BCEs	496,965	330,179	—	—	—	330,179	245,962	330,179
BSAs
The following tables summarize the data relating to BSAs:

GRANT DATE	TYPE	TOTAL NUMBER OF BSAs ISSUED	NUMBER OF BCAs OUTSTAND ING AS OF JANUARY 1, 2025	NUMBER OF ISSUED BSAs	NUMBER OF LAPSED BSAs	NUMBER OF EXERCISE D BSAs	NUMBER OF BSAs OUTSTAND ING	NUMBER OF BSAs EXERCISA BLE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIO NS ARE MET
				FOR THE THREE MONTHS ENDED MARCH 31, 2025			AS OF MARCH 31, 2025
	Total BSAs	447,344	223,944	125,000	—	—	348,944	146,124	348,944
BSAs granted in January 2025
In January 2025, the Group granted its independent Board members, as well as one of its Board Observers and Advisor, the right to subscribe up to 125,000 share warrants (BSA) in the aggregate, the vesting of which (if subscribed) is subject to a service condition of four years, by tranches of 25% each, vested on January, 1 of each year. Additionally, the BSAs are subject to a vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the Group. All of the granted BSAs were subscribed by the beneficiaries in February 2025.
The fair value of the BSAs was determined at grant date using the Black Scholes model, with the following assumptions:

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE BSA	NUMBER OF BSAs	SUBSCRIPTI ON PRICE	STRIKE PRICE PER SHARE	RISK FREE RATE	EXPECTED MATURITY	VOLATILITY
BSA-2025-1	€6.13	[€3.5-€3.9]	100,000	€2.00	€6.63	4.65%	[5.5-7 years]	60.88%
BSA-2025-2	€6.13	[€3.5-€3.9]	25,000	€2.00	€6.63	4.65%	[5.5-7 years]	60.88%
AGAs
The following tables summarize the data relating to AGAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE	TOTAL NUMBER OF AGAs ISSUED	NUMBER OF AGAs OUTSTANGIN G AS OF JANUARY 1, 2025		NUMBER OF ISSUED AGAs	NUMBER OF LAPSED AGAs		NUMBER OF VESTED AGAs		NUMBER OF AGAs OUTSTANDING
					FOR THE PERIOD ENDED MARCH 31, 2025					AS OF MARCH 31, 2025
	Total AGAs	9,088,148	3,388,040	3 3 8 8 0 4 0	4,540,727	-72,875	0	-70,912	0	7,784,980

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	MATURITY	VOLATILITY	RISK FREE RATE
AGA-2025-1	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-2	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-3	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-4	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-5	€6.17	€6.17	N/A	N/A	N/A
AGAs granted in February and March 2025
In February 2025, , certain of the Group’s officers and employees were allocated respectively 4,319,500 AGAs (AGA plan 2025-1),
123,102 AGAs (AGA plan 2025-2), 17,625 AGAs (AGA plans 2025-3) and 30,500 AGAs (AGA plan 2025-4) in the aggregate, the vesting of which is subject to certain conditions:
•Subject to remaining employed with the Group, each such officer or employee’s AGAs will be vested as follows: (i) 50% at the end of a two-year period from the allocation date, (ii) 25% at the end of a three-year period from the allocation date and
(iii) 25% at the end of a four-year period from the allocation date (service condition).
•By exception to the above, the vesting of half of the 4,319,500 2025-1 AGAs is subject to the occurrence of a tender offer on the securities issued by the Group and resulting in a change of control of the Group before the second anniversary of the grant date.
•Additionally, all the remaining 2025-1 AGAs as well as the 2025-2, 2025-3 and 2025-4 AGAs are subject to a vesting acceleration condition in case of a tender offer on the securities issued by the Group and resulting in a change of control of the Group.
In March 2025, a Group employee was allocated respectively 50,000 AGAs (AGA plan 2025-5), the vesting of which is subject to the achievement of certain milestones related to clinical studies and market authorization of ABX464 in UC and CD.
Breakdown of the compensation expenses accounted for the three-month periods ended March 31, 2024 and 2025:

TYPE (in thousands of euros)	FOR THE THREE MONTHS ENDED MARCH 31, 2024	FOR THE THREE MONTHS ENDED MARCH 31, 2025
BCEs	(28)	—
BSAs	—	(65)
AGAs	(5,727)	(4,623)
Social taxes related to AGAs	(461)	(683)
Total	(6,216)	(5,372)